Condensed Financial Information of the Parent Company (Details) - Schedule of cash flows - CNY (¥) ¥ in Thousands		12 Months Ended
		Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
CASH FLOW FROM OPERATING ACTIVTIES
Net loss		¥ (38,833)	¥ (16,627)	¥ (21,701)
Adjustments to reconcile net income to net cash provided by operating activities:
Equity loss of subsidiaries		32,350	12,618	18,581
Changes in operating assets and liabilities:
Prepaid expenses and other current assets		(1,173)	(8,424)	(2,333)
Inter-company balances	[1]	8,000	12,206	5,437
Related parties			(23)	16
Other payables and accrued liabilities		1,269	131
Net cash used in operating activities		1,613	(119)
Effect of exchange rate changes on cash and cash equivalent and restricted cash		(1,618)	125
Net change in cash and cash equivalent		(5)	6
Cash and cash equivalents, beginning of year		6
Cash and cash equivalents, end of year		¥ 1	¥ 6

[1]	For the year ended March 31, 2022, UTime HK received the IPO proceeds of RMB88.2 million and made down payment for financing services of RMB19 million on behalf of UTime Limited.